PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Prepaid expenses and other current assets	¥ 139,757	$ 21,931	¥ 138,353
Amounts due from related parties	839	132	305
Total current assets	619,332	97,187	536,253
Total Assets	1,641,782	257,631	1,959,249
Current liabilities:
Accrued expenses and other current liabilities	563,603	88,442	391,904
Total current liabilities	2,940,086	461,364	2,669,125
Total Liabilities	3,234,202	507,517	3,098,518
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,347,205	211,406	1,324,161
Accumulated other comprehensive income	48,699	7,641	49,120
Accumulated deficit	(2,520,438)	(395,512)	(2,045,891)
Total equity deficit to the shareholders of Tarena International, Inc. | ¥	(1,592,420)		(1,139,269)		¥ (403,064)	¥ 571,643
Total liabilities and equity	1,641,782	257,631	1,959,249
Common Class A
Shareholders' equity:
Ordinary shares	355	56	349
Treasury shares (7,199,870 and 7,199,870 Class A ordinary shares as of December 31, 2020 and 2021, at cost)	¥ (459,815)	$ (72,155)	¥ (459,815)
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001
Authorized	860,000,000	860,000,000	860,000,000	860,000,000
Issued	56,593,157	56,593,157	55,546,254	55,546,254
Outstanding	49,393,287	49,393,287	48,346,384	48,346,384
Treasury shares	7,199,870	7,199,870	7,199,870	7,199,870
Common Class B
Shareholders' equity:
Ordinary shares	¥ 74	$ 12	¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001
Authorized	40,000,000	40,000,000	40,000,000	40,000,000
Issued	7,206,059	7,206,059	7,206,059	7,206,059
Outstanding	7,206,059	7,206,059	7,206,059	7,206,059
Parent Company [Member]
Current assets:
Cash and cash equivalents	¥ 23,506	$ 3,689	¥ 3,793	$ 594	7,599	¥ 25,507
Prepaid expenses and other current assets	24	4	699
Amounts due from related parties	407,795	63,991	410,910		¥ (37,565)
Total current assets	431,325	67,684	415,402
Investment in subsidiaries	(1,700,223)	(266,802)	(1,241,409)
Total Assets	(1,268,898)	(199,118)	(826,007)
Current liabilities:
Accrued expenses and other current liabilities	5,781	907	7,213
Due to intercompany	309,241	48,527	298,782
Total current liabilities	315,022	49,434	305,995
Total Liabilities	315,022	49,434	305,995
Commitments and contingencies
Shareholders' equity:
Treasury shares (7,199,870 and 7,199,870 Class A ordinary shares as of December 31, 2020 and 2021, at cost)	(459,815)	(72,155)	(459,815)
Additional paid-in capital	1,347,205	211,406	1,324,161
Accumulated other comprehensive income	48,699	7,641	49,120
Accumulated deficit	(2,520,438)	(395,512)	(2,045,891)
Total equity deficit to the shareholders of Tarena International, Inc.	(1,583,920)	(248,552)	(1,132,002)
Total liabilities and equity	(1,268,898)	(199,118)	(826,007)
Parent Company [Member] | Common Class A
Shareholders' equity:
Ordinary shares	¥ 355	$ 56	¥ 349
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized	860,000,000	860,000,000	860,000,000	860,000,000
Issued	56,593,157	56,593,157	55,546,254	55,546,254
Outstanding	49,393,287	49,393,287	48,346,384	48,346,384
Treasury shares	7,199,870	7,199,870	7,199,870	7,199,870
Parent Company [Member] | Common Class B
Shareholders' equity:
Ordinary shares	¥ 74	$ 12	¥ 74
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.001		$ 0.001
Authorized	40,000,000	40,000,000	40,000,000	40,000,000
Issued	7,206,059	7,206,059	7,206,059	7,206,059
Outstanding	7,206,059	7,206,059	7,206,059	7,206,059